Loans and Leases (Related Party Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases [Abstract]
Beginning of year	$ 370	$ 63	$ 34
Additions	300	630	160
Repayments	(179)	(323)	(131)
End of year	$ 491	$ 370	$ 63